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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE


                Report for the Quarter Ended September 30, 2000



                          AMERICAN FINANCIAL GROUP, INC.
                 One East Fourth Street, Cincinnati, Ohio 45202
     -------------------------------------------------------------------------
     (Name and Address of Institutional Investment Manager Filing this Report)


                         Form 13F File Number:  28-4389


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

                                 Fred J. Runk
                     Senior Vice President and Treasurer
                                (513) 579-2489
                -----------------------------------------------
                (Name, Title and Phone Number of Person Signing
                 this Report on Behalf of Reporting Manager)



Signature:

Fred J. Runk                            Cincinnati, Ohio      November 7, 2000
----------------------------------
Fred J. Runk
Senior Vice President and Treasurer


Report Type:
     [X]  13F HOLDINGS REPORT.
     [ ]  13F NOTICE.
     [ ]  13F COMBINATION REPORT.









                                 Page 1 of 3
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                            FORM 13F SUMMARY PAGE
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Number of Other Included Managers:                         5
                                                     ----------

Form 13F Information Table Entry Total:                   42
                                                      ----------

Form 13F Information Table Value Total (thousands):   $ 966,129
                                                      ----------


Name and 13F file numbers of all Institutional Investment Managers with respect to which this schedule is filed (other than American Financial Group, Inc.):

    Number       13F File Number         Name of Subsidiary
    ------       ---------------         ------------------------------------

       1.             28-5042             AFC Holding Company

       2.             28-497              American Financial Corporation

       3.             28-2414             American Premier Underwriters, Inc.

       4.             28-3978             Pennsylvania Company

       5.             28-498              Great American Insurance Company

























                                    Page 2



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
                                                         FORM 13F INFORMATION TABLE


                                                             Column 4:  Column 5:                                  Column 8:
                                  Column 2:                     Market  Shares or    Column 6: Column 7:     Voting Authority
           Column 1:               Title of      Column 3:       Value  Principal   Investment   Other   ---------------------------
         Name of Issuer             Class          CUSIP       (000's)     Amount   Discretion Managers     Sole    Shared   None
         --------------        ---------------- ----------- ---------- ------------ ---------- --------- ---------- ------ ---------
HOLDINGS OF GREAT AMERICAN
INSURANCE COMPANY
------------------------------
ADELPHIA COMMUNICATIONS CORP         CL A       006848 10 5   $    717     26,000SH   Defined    1,2,5       26,000
GREAT AMERN FINL RES INC             COM        389915 10 9    642,036 35,059,995SH   Defined      "     35,059,995
AT HOME CORP                      COM SER A     045919 10 7        141     10,000SH   Defined      "         10,000
CHIQUITA BRANDS INTL INC             COM        170032 10 6     53,845 17,230,289SH   Defined      "     17,230,289
COMCAST CORP                         CL A       200300 10 1      1,587     39,000SH   Defined      "         39,000
COMCAST CORP                       CL A SPL     200300 20 0      1,433     35,000SH   Defined      "                          35,000
MARSH SUPERMARKETS INC               CL B       571783 20 8      2,452    189,543SH   Defined      "                         189,543
MARSH SUPERMARKETS INC               CL A       571783 30 7        625     39,543SH   Defined      "         39,543
METRICOM INC                         COM        591596 10 1        386     15,000SH   Defined      "         15,000
PROVIDENT FINL GROUP INC             COM        743866 10 5    153,357  5,220,671SH   Defined      "      5,220,671
RCN CORP                             COM        749361 10 1        436     21,000SH   Defined      "         21,000
SEPRACOR INC                         COM        817315 10 4      4,515     36,800SH   Defined      "         36,800
TIME WARNER INC                      COM        887315 10 9      1,364     17,433SH   Defined      "         17,433
WASHINGTON MUT INC                   COM        939322 10 3      2,883     72,423SH   Defined      "         72,423

HOLDINGS OF OTHER SUBSIDIARIES
OF AFG EACH HAVING LESS THAN
$100 MILLION IN 13F SECURITIES
------------------------------
ADELPHIA COMMUNICATIONS CORP         CL A       006848 10 5      1,450     52,605SH   Defined   1,2,3,4      52,605
AT HOME CORP                      COM SER A     045919 10 7      1,187     84,018SH   Defined      "         84,018
ASTORIA FINL CORP                    COM        046265 10 4      1,215     31,450SH   Defined  1,2,3,4,5     31,450
BERKLEY W R CORP                     COM        084423 10 2      1,093     31,630SH   Defined   1,2,3,4      31,630
BRISTOL MYERS SQUIBB CO              COM        110122 10 8      1,143     20,000SH   Defined  1,2,3,4,5     20,000
BROADWING INC                        COM        111620 10 0        834     32,611SH   Defined   1,2,3,4      32,611
CABLEVISION SYS CORP                 CL A       12686C 10 9      1,373     20,700SH   Defined  1,2,3,4,5     20,700
CHIQUITA BRANDS INTL INC             COM        170032 10 6     21,143  6,766,006SH   Defined      "      6,766,006
COMCAST CORP                         CL A       200300 10 1      1,009     24,800SH   Defined   1,2,3,4      24,800
COMCAST CORP                       CL A SPL     200300 20 0      3,102     75,760SH   Defined      "                          75,760
CONSECO INC                          COM        208464 10 7        297     39,000SH   Defined      "         39,000
JOHN HANCOCK BK &THRIFT OPP FD    SH BEN INT    409735 10 7        414     52,200SH   Defined      "         52,200
HOST MARRIOTT CORP NEW               COM        44107P 10 4        114     10,110SH   Defined      "         10,110
LEUCADIA NATL CORP                   COM        527288 10 4        705     26,352SH   Defined     1,2        26,352
MARSH SUPERMARKETS INC               CL B       571783 20 8      6,906    533,801SH   Defined   1,2,3,4                      533,801
MARSH SUPERMARKETS INC               CL A       571783 30 7     10,916    690,301SH   Defined      "        690,301
MELLON FINL CORP                     COM        58551A 10 8      3,525     76,000SH   Defined      "         76,000
METRICOM INC                         COM        591596 10 1        515     20,000SH   Defined      "         20,000
POPULAR INC                          COM        733174 10 6      5,123    189,320SH   Defined    1,2,5      189,320
PROVIDENT FINL GROUP INC             COM        743866 10 5     10,238    348,509SH   Defined  1,2,3,4,5    348,509
RCN CORP                             COM        749361 10 1      1,457     70,250SH   Defined      "         70,250
RELIANCE GROUP HOLDINGS INC          COM        759464 10 0          2     10,800SH   Defined    1,2,5       10,800
SEPRACOR INC                         COM        817315 10 4      9,128     74,400SH   Defined  1,2,3,4,5     74,400
TRINITY INDS INC                     COM        896522 10 9        701     30,000SH   Defined    1,2,5       30,000
US BANCORP DEL                       COM        902973 10 6        512     22,500SH   Defined   1,2,3,4      22,500
WASHINGTON MUT INC                   COM        939322 10 3      1,730     43,453SH   Defined    1,2,5       43,453
WESTPOINT STEVENS INC                COM        961238 10 2        360     29,400SH   Defined   1,2,3,4      29,400
ZENITH NATL INS CORP                 COM        989390 10 9     14,160    647,300SH   Defined      "        647,300
                                                            ----------
                REPORT TOTAL                                $  966,129
                                                            ==========
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